Federal Income Tax Matters	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Federal Income Tax Matters

Note 8. Federal Income Tax Matters

The Company has elected to be treated and intends to be subject to tax as a RIC under Subchapter M of the Code. As a result, the Company must distribute substantially all of its net taxable income each tax year as dividends to its shareholders, which will generally relieve the Company from U.S. federal income tax.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal tax regulations, which could differ from amounts determined in accordance with GAAP and those differences could be material. These book-to-tax differences are either temporary or permanent in nature. Reclassifications due to permanent book-tax differences have no impact on net assets.

The following permanent differences were reclassified for tax purposes among the components of net assets for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Increase (decrease) in Paid in Capital in Excess of Par	$(1,430)	$(291)
Increase (decrease) in Distributable Earnings (Losses)	1,430	291

Taxable income generally differs from net increase (decrease) in net assets resulting from operations for financial reporting purposes due to temporary and permanent differences in the recognition of income and expenses and generally excludes unrealized appreciation (depreciation) on investment transactions as investment gains and losses are not included in taxable income until they are realized.

The following table reconciles net increase in net assets resulting from operations to taxable income for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Net increase in net assets resulting from operations	$121,642	$16,423
Net change in unrealized (appreciation) depreciation on investment transactions	(11,835)	587
Other income not currently taxable	(2,133)	(43)
Expenses not currently deductible	3,045	291
Other income for tax but not book	590	—
Other deductions/losses for tax not book	(208)	(74)
Other realized gain/loss differences	7,230	43
Taxable income before deductions for distributions	$118,331	$17,227

The tax character of distributions paid during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023 were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Ordinary Income	$109,583	$10,938

The tax basis components of distributable earnings/(accumulated losses) and reconciliation to accumulated earnings/(deficit) on a book basis for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023 were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Undistributed ordinary income – tax basis	$13,406	$6,289
Undistributed realized gains – tax basis	1,632	—
Net unrealized appreciation (depreciation) on investments	3,942	(587)
Other temporary differences	(14,850)	(5,414)
Total accumulated earnings (loss) – book basis	$4,130	$288

Capital losses in excess of capital gains earned in a tax year may generally be carried forward and used to offset capital gains, subject to certain limitations. Capital losses incurred by the Company are not subject to expiration and retain their character as either short-term or long-term capital losses. As of September 30, 2024, the Company estimates that it will not have a capital loss carryforward available for use in subsequent tax years.

For tax purposes, the Company may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. As of September 30, 2024 and 2023, the Company did not elect to defer any ordinary losses, short-term capital losses and long-term capital losses.

For the tax year ended September 30, 2024, the Company estimates taxable income in excess of the distributions made from such taxable income during the tax year, and therefore, the Company has elected to carry forward the excess for distribution to shareholders in the tax year ended September 30, 2025. The amount carried forward to tax year ended September 30, 2025 is estimated to be approximately $13,406 of ordinary income and $1,632 of long-term capital gain, although these amounts will not be finalized until the September 30, 2024 tax returns are filed in 2025.

As of September 30, 2024, the federal tax cost of investments was $3,253,730 resulting in estimated gross unrealized gains and losses of $29,245 and $17,677, respectively.